Victory Integrity Small Mid-Cap Value Fund Investment Objectives and Goals - Class A Shares Class R6 Shares Class Y Shares [Member] - Victory Integrity Small Mid-Cap Value Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory Integrity Small/Mid-Cap Value Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Integrity Small/Mid-Cap Value Fund (the “Fund”) seeks to provide capital appreciation.